Other non-operating expense (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non Operating Expense [Abstract]
Government grants	$ (93)	$ (1,597)	$ (3,201)
Direct offering transaction costs allocated to derivative financial liabilities		2,260
Restructuring charges	2,784	421
Impairment of intangible assets	6,521
Acquisition costs and other	1,148	3,016	938
Gain on sale of loan book			(1,676)
Credit facility prepayment and related expenses			2,608
Convertible debenture early conversion			927
Gain on amendment of debentures			(765)
Total	$ 10,360	$ 4,100	$ (1,169)